DELINQUENT SECTION 16(A) REPORTS

Section 30(h) of the 1940 Act and Section 16(a) of the Exchange Act require the Funds' trustees and officers, investment adviser, affiliated persons of the investment adviser and persons who own more than 10% of a registered class of the Funds' equity securities to file forms reporting their affiliation with the Fund(s) and reports of ownership and changes in ownership of the Funds' shares with the SEC. Those persons and entities are required by SEC regulation to furnish the Funds with copies of any Section 16(a) form they file. Based on a review of those forms furnished to the Funds, the Funds believe that their trustees and officers, investment adviser, and persons who own more than 10% of a registered class of the Funds’ equity securities have complied with all applicable Section 16(a) filing requirements during the last fiscal year, except for the following: MetLife Investment Management, LLC filed late Form 3 on May 26, 2022, to disclose ownership of mandatory redeemable preferred shares of CCD acquired on August 24, 2021.